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May 4, 2001


Zandra Y. Bailes, Esquire
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: T. Rowe Price Fixed Income Series, Inc., consisting of two separate portfolios:
       T. Rowe Price Limited-Term Bond Portfolio
       T. Rowe Price Prime Reserve Portfolio
     File Nos.: 033-52749/811-07153
     T. Rowe Price International Series, Inc., consisting of a separate portfolio:
       T. Rowe Price International Stock Portfolio
     File Nos.: 033-52171/811-07145


Ms. Bailes:

This letter accompanies our filing of the above-referenced Funds' Statements of Additional Information and Prospectuses under Rule 497(j) of the Securities Act of 1933. This filing includes a separate wrapper for the funds' combined prospectus, and separate cover pages for the funds' combined national and New York Statements of Additional Information, respectively. There have been no additional changes to the Prospectuses or Statements of Additional Information that were filed under Rule 497(e) on May 4, 2001.

If you have any questions, please call me at (410) 345-6601.

Sincerely,
/s/Forrest R. Foss
Forrest R. Foss